UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment  Company  Act  file  number     811-4204
                                           --------

     PC&J  Preservation  Fund
     ------------------------
     (Exact  name  of  registrant  as  specified  in  charter)

     120  West  Third  Street,  Suite  300,  Dayton,  Ohio  45402-1819
     -----------------------------------------------------------------
     (Address  of  principal  executive  offices)          (Zip  code)

     PC&J  Service  Corp.,  120  West  Third  Street,  Suite  300,  Dayton,  OH
     --------------------------------------------------------------------------
45402-1819
     -----
     (Name  and  address  of  agent  for  service)

Registrant's  telephone  number,  including  area  code:     937-223-0600
                                                             ------------

Date  of  fiscal  year  end:     12-31
                                 -----

Date  of  reporting  period:     12-31-2004
                                 ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under  the  clearance  requirements  of  44  U.S.C.   3507.

ITEM  1.  REPORTS  TO  STOCKHOLDERS.

PC&J  PRESERVATION  FUND
------------------------

ANNUAL  REVIEW

Unaudited

INTRODUCTION

The PC&J Preservation Fund is a registered investment company under the Investment Company Act of 1940. The enclosed 2004 Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations.

MANAGEMENT  REVIEW  AND  ANALYSIS

Not to anyone's surprise, interest rates on the short end of the yield curve rose significantly over the course of the year. The Federal Reserve raised the overnight Federal Funds rate five times for a total increase of 1.25%. These increases and more worked their way through the short end of the yield curve, but didn't have much impact on bonds maturing in ten years or longer. The continued strength in the economic recovery, confirmed by modest yet steady employment gains, gave the Federal Reserve the confidence they needed to reduce the monetary stimulus provided by the historically low rates.



                          AVERAGE ANNUAL TOTAL RETURNS


                        1 Yr.  5 Yrs   10 Yrs

Preservation Fund . .   2.72%    5.36%  5.84%

Lehman Govt/Credit. .   4.19%    8.00%  7.69%

Treasury Bills (3mth)   1.37%    2.63%  3.80%

Yields on the 1-year treasury went from just a little over 1% at the beginning of the year to almost 3% at the end, with investors already building future rate hikes into the current yield curve. If the economy continues to grow by approximately 3.5%, we should expect the 1-year treasury yield to rise to 4.0%. Longer-term yields might rise by half as much resulting in a more normal spread between the 1-year and 10-year treasuries of 150 basis points instead of the 200 basis points spread at the end of 2003 and the 275 basis points spread at the end of 2002.

All of this is a long way of saying the difference between rates on the short-end and those on the long-end have been pretty significant, rewarding longer-term bond holders, but looks to be declining over time. These holders took more price risk because if interest rates on the long-end had risen to any great degree, their bonds would have experienced some price erosion. The objective of the Preservation Fund is to generate a steady stream of income with a low amount of risk. Because we were not convinced that increases in short rates wouldn't lead to increases in long rates, we managed the portfolio to preserve its value. This meant holding shorter-term maturities and investing in securities that provide some price protection like government agency step-up bonds. As a result, the Fund didn't generate as high a return as the longer-term Lehman Govt/Credit Index, but it did significantly outperform short-term Treasury Bills.

The Fed's policies are still on the stimulative side of the ledger as witnessed by the above average 1-year to 10-year interest rate spread. Growth in the economy will lead to pockets of price increases meaning the Fed should continue its strategy of gradually raising rates. However, global competition will keep prices from rising too dramatically as manufacturers shift production to lower cost locations.

We expect to hold to our strategy of protecting the Fund from price erosion and will look to benefit from the higher yields that should be available over the course of the new year. Looking out over a longer timeframe, this strategy of maintaining a lower duration risk posture than the Lehman Govt/Credit Index, has led to returns that are more consistent over time.



GROWTH  OF  $10,000  INVESTMENT

      PRESERVATION  LEHMAN G/C  TREASURY B
         GROWTH       GROWTH      GROWTH
1994        10,000      10,000      10,000
1995        11,520      11,830      10,549
1996        11,837      12,149      11,078
1997        12,710      13,304      11,638
1998        13,772      14,634      12,194
1999        13,590      14,268      12,760
2000        14,861      15,959      13,503
2001        15,789      17,315      13,962
2002        16,734      19,227      14,187
2003        17,174      20,125      14,330
2004        17,641      20,968      14,526




TOTAL RETURNS AND THE GROWTH OF A $10,000 INVESTMENT ARE BASED ON PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE. THE VALUE OF YOUR SHARES WILL FLUCTUATE AND MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AT THE TIME OF REDEMPTION. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PC&J  PRESERVATION  FUND
------------------------

SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2004




                                                PERCENT
                                                OF NET     PRINCIPAL   MARKET
SECURITY                                         ASSETS       AMOUNT    VALUE
--------------------------------------------  -----------  ----------  ------

U.S. GOVERNMENT AND AGENCY STEP-UP OBLIGATIONS:

Maturity of 5 - 10  years:. . . . . .. . .         8.9%
 Federal National Mortgage Assn. Note,
   3.000%, due 02-26-10 . . . . . . . . . .         .  $  765,000   $  751,153
 Federal Home Loan Banks,
   3.000%, due 10-28-11 . . . . . . . . . . . . . . .     800,000      797,176

                                                                    1,548,329

Maturity of 10 - 20 years:. . . . . . . . . .     36.9
 Federal Home Loan Mortgage Corp.,(1)
   4.000%, due 01-27-15 . . . . . . . . . . . . . . .   1,230,000    1,230,000
 Federal Home Loan Banks,
   4.250%, due 06-04-18 . . . . . . . . . . . . . . .   2,000,000    1,990,760
 Federal Home Loan Banks,
   4.250%, due 07-16-18 . . . . . . . . . . . . . . .     500,000      472,060
 Federal Home Loan Mortgage Corp.,
   5.125%, due 08-15-18 . . . . . . . . . . . . . . .     390,000      391,268
 Federal Home Loan Mortgage Corp.,
   4.999%, due 09-21-18 . . . . . . . . . . . . . . .     750,000      751,425
 Federal Home Loan Mortgage Corp.,
   4.250%, due 11-05-18 . . . . . . . . . . . . . . .     500,000      500,440
 Federal National Mortgage Assn.,
   5.000%, due 09-17-19 . . . . . . . . . . . . . . .     300,000      301,203
 Federal Home Loan Mortgage Corp.,
   5.000%, due 10-28-19 . . . . . . . . . . . . . . .     750,000      744,098

                                                                    6,381,254



TOTAL U.S. GOVERNMENT AND AGENCY STEP-UP OBLIGATIONS
 (Cost $7,982,821). . . . . . . . . . . . . . . . . 45.8            7,929,583




U.S. CORPORATE OBLIGATIONS:

Maturity of 15 - 25 years:. . . . . . . . . . . . . 3.3
 Household Finance Corp.,
   7.750%, due 04-15-22 . . . . . . . . . . . . . . .     300,000      316,043
 Bank of America Corp.,
   7.000%, due 06-15-26 . . . . . . . . . . . . . . .     250,000      258,402



TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $587,579). . . . . . . . . . . . . . . . . . .         3.3      574,445





See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND
------------------------

SCHEDULE  OF  INVESTMENTS  (Continued)
DECEMBER  31,  2004




                                           PERCENT
                                           OF NET     PRINCIPAL   MARKET
SECURITY                                   ASSETS       AMOUNT    VALUE
---------------------------------------  -----------  ----------  ------

TAXABLE MUNICIPAL OBLIGATIONS:


Maturity of 1 - 5 years:. . . . . . . .        14.1%

 Cleveland, OH Airport Taxable Bonds,
   6.490%, due 01-01-06 . . . . . . . .          $  365,000   $  374,472
 Chicago Heights, IL GO Taxable
   Bonds, 7.350%, due 12-01-07. . . . .             170,000      185,181
 Minneapolis, MN Cmty. Dev. Taxable
   Bonds, 10.400%, due 12-01-07 . . . .             285,000      291,734
 Maricopa County, AZ Indl. Dev. Taxable
   Bonds, 6.000%, due 07-01-08. . . . .             435,000      429,915
 Oklahoma City, OK Airport Taxable
   Bonds, 6.950%, due 07-01-08. . . . .             475,000      475,000
 Dayton, OH Taxable Hsng Improvement
   Bonds, 6.250%, due 11-01-08. . . . .             140,000      141,400
 Dayton, OH Econ. Dev. Taxable
   Bonds, 6.380%, due 12-01-09. . . . .             500,000      544,240

                                                              2,441,942



Maturity of 5 - 10 years: . . . . . . .         9.3

 Baltimore, MD Taxable
   Bonds, 8.400%, due 07-01-11. . . . .             435,000      435,000
 Denver, CO School Dist. Taxable Bonds,
   6.940%, due 12-15-12 . . . . . . . .             500,000      565,815
 Dayton, OH Taxable Bonds,
   6.500%, due 11-01-13 . . . . . . . .             250,000      252,500
 Sacramento, CA Redev. Agency Taxable
   Bonds, 6.375%, due 11-01-13. . . . .             200,000      216,258
 Jackson Cnty., MS GO Taxable Bonds,
   8.250%, due 03-01-14 . . . . . . .               135,000      136,092

                                                              1,605,665





See  notes  to  financial  statements.

------
PC&J  PRESERVATION  FUND
------------------------

SCHEDULE  OF  INVESTMENTS  (Concluded)
DECEMBER  31,  2004




                                           PERCENT
                                           OF NET      PRINCIPAL    MARKET
SECURITY                                   ASSETS        AMOUNT     VALUE
---------------------------------------  -----------  ------------  ------

Maturity of 10 - 20 years:. . . . . . .         7.3%

 Jackson Cnty., MS GO Taxable Bonds,
   8.250%, due 03-01-15 . . . . . . . .          $  210,000   $   211,699
 Ohio State Taxable Bonds,
   7.600%, due 10-01-16 . . . . . . . .             750,000       805,965
 Palmdale, CA Redev. Taxable Bonds,
   7.900%, due 09-01-17 . . . . . . . .             225,000       250,454

                                                                1,268,118


Maturity of 20 - 30 years:. . . . . . .         3.1

 Broward Cnty., FL Professional Sports
   Fac., 8.110%, due 09-01-28 . . . . .             500,000       540,110



TOTAL TAXABLE MUNICIPAL
 OBLIGATIONS (Cost $5,767,468). . . . .        33.8             5,855,835



TOTAL U.S. GOVERNMENT AND
 AGENCY STEP-UP, U.S. CORPORATE
       AND TAXABLE MUNICIPAL
       OBLIGATIONS
 (Cost $14,337,868) . . . . . . . . . .        82.9            14,359,863



SHORT-TERM OBLIGATIONS. . . . . . . . .        23.2
 First American Treasury Obligations. .                            20,156
 Federated Prime Obligations. . . . .                       .   4,000,000

TOTAL SHORT-TERM OBLIGATIONS
 (Cost $4,020,156). . . . . . . .                       . . .   4,020,156


TOTAL INVESTMENTS
 (Cost $18,358,024) (2) . . . . . . . .       106.1            18,380,019


OTHER ASSETS AND LIABILITIES. . . . . .       ( 6.1)           (1,052,432)


NET ASSETS. . . . . . . . . . . . . . .       100.0%          $17,327,587





(1)    Security  will  settle  on  January  27,  2005
(2) Represents cost for federal income tax and book purposes and differs from market value by net unrealized appreciation. (See Note D)

See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND
------------------------

STATEMENT  OF  ASSETS  AND  LIABILITIES
DECEMBER  31,  2004






ASSETS:
Investments in securities, at market value
 (Cost basis - $18,358,024) (Notes A& D). . . . . . . . . . . .  $18,380,019
Receivables - Interest. . . . . . . . . . . . . . . . . . . . .      184,590
Receivables - Fund shares sold. . . . . . . . . . . . . . . . .        9,424

Total assets. . . . . . . . . . . . . . . . . . . . . . . . . .   18,574,033

LIABILITIES:
Payables - Securities purchased . . . . . . . . . . . . . . . .   (1,230,000)
Accrued expenses (Note B) . . . . . . . . . . . . . . . . . . .      (16,446)

Total liabilities . . . . . . . . . . . . . . . . . . . . . . .   (1,246,446)


NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . .  $17,327,587



SHARES OUTSTANDING (Unlimited authorized shares):
 Beginning of year. . . . . . . . . . . . . . . . . . . . . . .    1,662,312
 Net decrease  (Note C) . . . . . . . . . . . . . . . . . . . .      (49,001)

 End of year. . . . . . . . . . . . . . . . . . . . . . . . . .    1,613,311





NET ASSET VALUE, offering price and redemption price per share.  $     10.74



NET ASSETS CONSIST OF:
 Paid in capital. . . . . . . . . . . . . . . . . . . . . . . .  $17,585,032
 Net unrealized appreciation on investments . . . . . . . . . .       21,995
 Undistributed net investment income. . . . . . . . . . . . . .        6,720
 Accumulated net realized loss on investments . . . . . . . . .     (286,160)

 Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . .  $17,327,587


See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND
------------------------

STATEMENT  OF  OPERATIONS
FOR  THE  YEAR  ENDED  DECEMBER  31,  2004





INVESTMENT INCOME - Interest (Note A): . . . . . . . . . . .  $ 851,323


EXPENSES (Note B):
 Investment advisory fee . . . . . . . . . . . . . . . . . .     87,724
 Management fee. . . . . . . . . . . . . . . . . . . . . . .     91,895

Total expenses . . . . . . . . . . . . . . . . . . . . . . .    179,619


NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . .    671,704


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized loss on investments. . . . . . . . . . . . . .    (35,487)
 Change in unrealized appreciation of investments. . . . . .   (159,644)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . .   (195,131)


NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . .  $ 476,573


See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND
------------------------

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                        For  The  Years  Ended  December  31,
                                                  2004                   2003


INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income . . . . . . . . . . . . . . $   671,704   $   754,127
 Net realized loss on investments. . . . . . . . .     (35,487)      (98,697)
 Change in unrealized appreciation of investments.    (159,644)     (195,547)

Net increase in net assets from operations . . . .     476,573       459,883

DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income. . . . . . . . . . . .    (672,490)     (750,354)

Net decrease in assets from distributions to shareholders(672,490)  (730,354)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS (Note C) . . . . . . . . .(557,361)     (276,052)

Total decrease in net assets . . . . . . . . . . . . .(753,278)     (566,523)

NET ASSETS:
 Beginning of year . . . . . . . . . . . . . . . . .18,080,865    18,647,388

 End of year . . . . . . . . . . . . . . . . .  .  $17,327,587   $18,080,865




UNDISTRIBUTED NET INVESTMENT INCOME. . . . . .  .  $     6,720   $     7,543



See  notes  to  financial  statements.

------
PC&J  PRESERVATION  FUND
------------------------

NOTES  TO  FINANCIAL  STATEMENTS
FOR  THE  YEAR  ENDED  DECEMBER  31,  2004


A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Preservation Fund (the "Fund") commenced operations on April 30, 1985, as a "no-load, open-end, diversified" investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is the generation of income and the preservation of capital through investment in fixed-income obligations. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(1) Security Valuations - Fixed income securities are generally valued by using market quotations, or a matrix methodology (including prices furnished by a pricing service) when the Adviser believes such prices accurately reflect the fair market value of such securities. The matrix pricing methodology utilizes yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides through the due diligence process that the market quotation does not accurately reflect current value or that prices cannot be readily estimated using the matrix methodology, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.
(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. The Fund has a capital loss carry forward of $286,160, of which $152,270 can be carried forward through 2008, $98,440 through 2011, and $35,450 through 2012.
(3) Other - Security transactions are accounted for on the date the securities are purchased or sold, (trade date). All premiums and discounts are amortized or accreted for financial and tax reporting purposes as required by AICPA financial accounting standards. Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Interest income is accrued daily. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income. Net investment losses, for tax purposes, are reclassified to paid in capital.
The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund.

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The  Fund  has  an  investment  advisory  agreement  with  Parker Carlson &
Johnson, Inc. (the "Adviser"), wherein the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 0.5% of the daily net assets of the Fund. Investment advisory fees were $87,724 for the year ended December 31, 2004.

PC&J  PRESERVATION  FUND
------------------------
NOTES  TO  FINANCIAL  STATEMENTS  (Continued)
FOR  THE  YEAR  ENDED  DECEMBER  31,  2004




B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT  (Continued)
The Fund has a management agreement with PC&J Service Corp., (the "Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including trustee fees of $6,000 for the year ended December 31, 2004.
Service Corp is entitled to a monthly fee, accrued daily, based on an annual rate applied to the daily net assets of the Fund. The trustees approved a rate increase in October 2004. The new rate is 0.6%, an increase of 0.1% over the old rate of 0.5%. Management fees were $91,895 for the year ended December 31, 2004.
Certain officers and trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.

C.  CAPITAL  SHARE  TRANSACTIONS


                              For the Year Ended         For the Year Ended
                              December 31, 2004           December 31, 2003
                             ------------------          ------------------
                                Shares    Dollars       Shares     Dollars
                               --------   --------      -------   -------------
  Subscriptions . . . . .       158,814   $ 1,746,891    354,324   $ 3,961,862
  Reinvestment of distributions  62,674       672,490     68,966       750,354
                                221,488     2,419,381    423,290     4,712,216
                               --------   ---------     ---------  ------------
  Redemptions . . . . . . . . (270,489)    (2,976,742)  (447,189)   (4,988,268)

  Net decrease. . . . . . . .  (49,001)   $  (557,361)   (23,899)  $  (276,052)


D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the year ended December 31, 2004, aggregated $1,022,725 and $1,897,579, respectively. Purchases and sales of long-term U.S. Government Securities for the year ended December 31, 2004, aggregated $4,988,105 and $5,100,000, respectively.
At December 31, 2004, gross unrealized appreciation on investments was $148,698 and gross unrealized depreciation on investments was $126,703 for a net unrealized appreciation of $21,995 for financial reporting and federal income tax purposes.

PC&J  PRESERVATION  FUND
------------------------

NOTES  TO  FINANCIAL  STATEMENTS  (Concluded)
FOR  THE  YEAR  ENDED  DECEMBER  31,  2004




E.  FEDERAL  TAX  DISCLOSURE
                       Tax Character of Distributions Paid


                For the Year Ended December 31, 2004     For the Year Ended December 31, 2003
                ------------------------------------     ------------------------------------



Ordinary Income.  Capital Gains   Total Distribution   Ordinary Income   Capital Gains   Total Distribution
----------------  --------------  -------------------  ----------------  --------------  -------------------
$       672,490 . $            0  $           672,490  $        750,354  $            0  $           750,354






Tax Basis of Distributable Earnings
As of December 31, 2004


Undistributed Ordinary Income. . . .  Undistributed Capital Gains   Unrealized Appreciation
------------------------------------  ----------------------------  ------------------------
$                      6,720 . . . .  $                          0  $                 21,995
------------------------------------  ----------------------------  ------------------------

The difference between book basis and tax basis undistributed ordinary income is attributable to the classification of gains (losses) on paydowns.

PC&J  PRESERVATION  FUND
------------------------

FINANCIAL  HIGHLIGHTS





Selected Data for Each Share of Capital    For The Years Ended December 31,
Stock Outstanding Throughout the Year      2004      2003      2002      2001      2000
                                           -----     -----     -----     ------    ----
NET ASSET VALUE-BEGINNING OF YEAR. . . .  $10.88   $ 11.06   $ 10.96   $ 10.88   $ 10.54

Income from investment operations:
   Net investment income . . . . . . . .    0.44      0.47      0.54      0.62      0.63
   Net realized and unrealized
     gain (loss) on securities . . . . .   (0.14)    (0.18)     0.11      0.06      0.35
TOTAL FROM INVESTMENT OPERATIONS . . . .    0.30      0.29      0.65      0.68      0.98

Less distributions:
   From net investment income. . . . . .   (0.44)    (0.47)    (0.55)    (0.60)    (0.63)
   From net realized gain
          on investments . . . . . . . .   (0.00)    (0.00)    (0.00)    (0.00)    (0.00)
        From return of capital . . . . .                                           (0.01)
TOTAL DISTRIBUTIONS. . . . . . . . . . .   (0.44)    (0.47)    (0.55)    (0.60)    (0.64)

NET ASSET VALUE-END OF YEAR. . . . . . .  $10.74   $ 10.88   $ 11.06   $ 10.96   $ 10.88

TOTAL RETURN . . . . . . . . . . . . . .    2.72%     2.63%     5.98%     6.25%     9.35%

RATIOS TO AVERAGE NET ASSETS
   Expenses. . . . . . . . . . . . . . .    1.02%     1.00%     1.00%     1.00%     1.00%
   Net investment income . . . . . . . .    3.83%     4.19%     4.64%     5.31%     5.40%

Portfolio turnover rate. . . . . . . . .   37.75%    30.80%    53.92%    46.56%    35.10%

Net assets at end of period (000's). . . $17,328   $18,081   $18,647   $18,440   $18,839

See  notes  to  financial  statements.

------
REPORT  OF  INDEPENDENT  REGISTERED  PUBLIC  ACCOUNTING  FIRM
To the Shareholders and Board of Trustees of PC&J Preservation Fund
We have audited the accompanying statement of assets and liabilities of PC&J Preservation Fund (the "Fund"), including the schedule of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PC&J Preservation Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE  &  TOUCHE  LLP

Cincinnati,  Ohio
February  9,  2005

PC&J  PRESERVATION  FUND
------------------------

ADDITIONAL  INFORMATION
FOR  THE  YEAR  ENDED  DECEMBER  31,  2004  (Unaudited)


FUND  EXPENSES
As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period for the six months ended December 31, 2004.
                                 Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
                  Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.



                      Beginning  Account    Ending  Account    Expenses  Paid
                             Value                Value       During Period*
                         July 1, 2004      December 31, 2004

Actual
                       $    1,000.00 . . . $    1,024.42       $       5.36**

Hypothetical (5% return $   1,019.57       $    1,000.00       $       5.34**
 before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

** In October 2004 the Fund trustees approved an increase in fees from 1.0% to 1.1% of net assets. If the new rate of 1.1% had been in effect during the entire 6-month period, the "Expenses Paid During the Period" would have been $5.61for Actual and $5.60 for Hypothetical.

PC&J  PRESERVATION  FUND
------------------------

ADDITIONAL  INFORMATION  (Concluded)
FOR  THE  YEAR  ENDED  DECEMBER  31,  2004  (Unaudited)


PORTFOLIO  CHARACTERISTICS


                               % OF NET
TYPE OF SECURITY                ASSETS
-----------------------------  ---------

U.S. Government and Agency
 Step-Up Obligations. . . . .      45.8%
U.S. Corporate Obligations. .       3.3
Taxable Municipal Obligations      33.8
Short-Term Obligations. . . .      23.2
Other Assets and Liabilities.      -6.1
Total . . . . . . . . . . . .     100.0%
                               ---------


PC&J  PRESERVATION  FUND
------------------------

FUND  TRUSTEES  DISCLOSURE



The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

                                                                          NUMBER OF PORTFOLIOS
                                   POSITION(S) IN         LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS              FUND COMPLEX**        TIME SERVED      OVERSEEN  BY TRUSTEE
------------------------------  --------------------  ------------------  --------------------

Donald N. Lorenz
26 Misty Morning Drive
Hilton Head Island, S.C. 29926
Year of Birth: 1935             Trustee               Trustee since 1987                     2
------------------------------  --------------------  ------------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS              OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------  -----------------------------------

Retired since December 1998; from December 1980 to
December 1998, Vice President-Finance and Treasurer,
Price Brothers Company (concrete pipe products)       None
-----------------------------------------------------  -----------------------------------

                                                            NUMBER OF PORTFOLIOS
                            POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS       FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
-----------------------  --------------------  -----------  --------------------

Robert S. Neff
4466 Blairgowrie Circle
Kettering, Ohio  45429                        Trustee since
Year of Birth: 1931      Trustee                      2003                     2
-----------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------  -----------------------------------
Since June 2001, Consultant to Neff Packaging Solutions
Inc.; from June 1980 to June 2001, Chairman and CEO of
Neff Packaging Solutions Inc. (paper container
manufacturer)                                             None
--------------------------------------------------------  -----------------------------------

                                                          NUMBER OF PORTFOLIOS
                          POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS     FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
---------------------  --------------------  -----------  --------------------

Laura B. Pannier
629 Woodbourne Trail
Dayton, Ohio 45459                         Trustee since
Year of Birth: 1954    Trustee                      2003                     2
---------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
Not presently employed; from May 1988 to May 1997,
partner with Deloitte & Touche LLP                 None
--------------------------------------------------  -----------------------------------

PC&J  PERFORMANCE  FUND
-----------------------
FUND  TRUSTEES  DISCLOSURE  (Concluded)

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

                                                            NUMBER OF PORTFOLIOS
                         POSITION(S) HELD      LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS       WITH TRUST        TIME SERVED   OVERSEEN  BY TRUSTEE
---------------------  --------------------  -------------  --------------------

Leslie O. Parker III*
300 Old Post Office
120 West Third Street  President             President and
Dayton, Ohio  45402    and                   Trustee since
Year of Birth: 1940    Trustee                        1985                     2
---------------------  --------------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS  OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------  -----------------------------------
Chairman of Adviser since September 1982.  None
-----------------------------------------  -----------------------------------

                                                                NUMBER OF PORTFOLIOS
                             POSITION(S) HELD      LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS           WITH TRUST        TIME SERVED   OVERSEEN  BY TRUSTEE
-------------------------  --------------------  -------------  --------------------

Kathleen A. Carlson, CFA*
300 Old Post Office
120 West Third Street                            Treasurer and
Dayton, Ohio 45402         Treasurer and         Trustee since
Year of Birth: 1955        Trustee                        1985                     2
-------------------------  --------------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
President and Treasurer of Adviser since September
1982                                                None
--------------------------------------------------  -----------------------------------

                                                             NUMBER OF PORTFOLIOS
                          POSITION(S) HELD      LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS        WITH TRUST        TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  --------------------  -------------  --------------------

James M. Johnson, CFA*
300 Old Post Office
120 West Third Street                         Secretary and
Dayton, Ohio 45402      Secretary and         Trustee since
Year of Birth: 1952     Trustee                        1985                     2
----------------------  --------------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS   OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------  -----------------------------------
Secretary of Adviser since September 1982.  None
------------------------------------------  -----------------------------------

* Mr. Parker, Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at (888) 223-0600.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the12-month period ended June 30, 2004 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.
                                                  -----------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM  2.  CODE  OF  ETHICS.


(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
     (3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
     (5)     Accountability  for  adherence  to  the  code.


(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.


(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.



ITEM  3.  AUDIT  COMMITTEE  FINANCIAL  EXPERT.


(a) The registrant's board of trustees has determined that Laura B. Pannier is an audit committee financial expert. Ms. Pannier is independent for purposes of this Item 3.



ITEM  4.  PRINCIPAL  ACCOUNTANT  FEES  AND  SERVICES.


(a)     AUDIT  FEES
        -----------

     FY  2003          $  13,500
     FY  2004          $  14,125

(b)     AUDIT-RELATED  FEES
        -------------------

                    Registrant                    Parker  Carlson  &  Johnson
                    ----------                    ---------------------------

     FY  2003          $  None                         $  None
     FY  2004          $  None                         $  None
     Nature  of  the  fees:     N/A



(c)     TAX  FEES
        ---------

                    Registrant                    Parker  Carlson  &  Johnson
                    ----------                    ---------------------------

     FY  2003          $  1,500                         $  None
     FY  2004          $  1,500                         $  None
     Nature  of  the  fees:     Federal  and  Excise  Tax  Returns


(d)     ALL  OTHER  FEES
        ----------------

                    Registrant                    Parker  Carlson  &  Johnson
                    ----------                    ---------------------------

     FY  2003          $  None                         $  None
     FY  2004          $  None                         $  None



(e)     (1)     AUDIT  COMMITTEE'S  PRE-APPROVAL  POLICIES
                ------------------------------------------

     The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


(2)     PERCENTAGES  OF  SERVICES  APPROVED  BY  THE  AUDIT  COMMITTEE
        --------------------------------------------------------------

                         Registrant               Parker  Carlson  &  Johnson
                         ----------               ---------------------------

     Audit-Related  Fees:       None                    None
     Tax  Fees:                 None                    None
     All  Other  Fees:          None                    None

None of the services described in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. All non-audit services were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                    Registrant                    Parker  Carlson  &  Johnson
                    ----------                    ---------------------------

     FY  2003          $  1500                         $  None
     FY  2004          $  1500                         $  None

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.


ITEM  5.  AUDIT  COMMITTEE  OF  LISTED  COMPANIES.  Not  applicable.


ITEM  6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.


ITEM 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.


ITEM  9.  PURCHASES  OF  EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM  10.  SUBMISSION  OF  MATTERS  TO  A  VOTE  OF  SECURITY  HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM  11.  CONTROLS  AND  PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 31, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM  12.  EXHIBITS.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J  Preservation  Fund
------------------------

By
/s/
---
     Kathleen  Carlson,  Treasurer

Date  February  24,  2005
    ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     James  M.  Johnson,  President

Date     February  24,  2005
         -------------------

By
/s/
---
     Kathleen  Carlson,  Treasurer

Date     February  24,  2005
         -------------------